Commitments and Contingencies - Operating Leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 29,302
2017	25,836
2018	20,615
2019	17,967
2020	17,227
Thereafter	68,972
Total	$ 179,919